Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of distributable net profit and earnings per share [line items]
Number of warrants outstanding excluded from computation of earnings per share	28,249,999
Warrants exercise price	11.50	11.50